Reserves (Tables)	12 Months Ended
Jun. 30, 2018
Disclosure Of Reserves Within Equity [Abstract]
Summary of Reserves
	2018	2017
	$'000	$'000
Foreign currency reserve	(1,348)	(1,285)
Share-based payments reserve	2,840	2,959
	1,492	1,674

Summary of Movements in Each Class of Reserve

Movements in each class of reserve during the current and previous financial year are set out below:

	Foreign	Share-based
	currency	payments	Total
	$'000	$'000	$'000
Balance at June 30, 2016	(1,319)	3,884	2,565
Foreign currency translation	34	—	34
Share-based payments	—	(925)	(925)
Balance at June 30, 2017	(1,285)	2,959	1,674
Foreign currency translation	(63)	—	(63)
Share-based payments	—	(119)	(119)
Balance at June 30, 2018	(1,348)	2,840	1,492